Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Less: Accumulated amortization | ¥		¥ (4,064)	¥ (3,694)
Intangible asset, net | ¥		363	733
US$ [Member]
Less: Accumulated amortization | $	$ (575)
Intangible asset, net | $	51
Software and operating system [Member]
Intangible asset, gross | ¥		¥ 4,427	¥ 4,427
Software and operating system [Member] | US$ [Member]
Intangible asset, gross | $	$ 626